Other Income, Net (Details) - Schedule of Other Income Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Line Items]
Total other income (expenses), net	$ 145,952	$ 4,671
Government grant [Member]
Schedule of Other Income [Line Items]
Total other income (expenses), net	36,036	109,472
Exchange gains (losses) [Member]
Schedule of Other Income [Line Items]
Total other income (expenses), net	77,346	(14,153)
Bank charges [Member]
Schedule of Other Income [Line Items]
Total other income (expenses), net	(3,975)	(6,648)
Miscellaneous income [Member]
Schedule of Other Income [Line Items]
Total other income (expenses), net	43,774	4,627
Miscellaneous expenses [Member]
Schedule of Other Income [Line Items]
Total other income (expenses), net	$ (7,230)	$ (88,627)